Note 11 - Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of detailed information about intangible assets [text block]
		Customer			Other intangible
[US$ thousands]	Goodwill	relationships	Technology	Trademarks	assets	Total
Cost:
Cost as of January 1, 2020	421,578	40,700	22,222	70,600	2,047	557,147
Additions (1)	-	-	6,553	-	2,287	8,840
Acquisition of a subsidiary (Note 3)	2,998	32	1,695	-	-	4,725
Disposals	-	-	-	-	-	-
Effect of movements in exchange rates	385	-	187	-	114	686
As of December 31, 2020	424,961	40,732	30,657	70,600	4,448	571,398
Additions (1)	-	-	4,031	-	5	4,036
Acquisition of a subsidiary (Note 3)	8,792	-	331	-	-	9,124
Disposals	-	-	-	-	(370)	(370)
Effect of movements in exchange rates	(294)	-	259	-	(5)	(40)
As of December 31, 2021	433,459	40,732	35,279	70,600	4,077	584,147

Amortization and impairment:
As of January 1, 2020	-	9,437	13,325	-	2,000	24,762
Amortization	-	3,013	6,674	-	2	9,689
Disposals	-	-	-	-	-	-
Effect of movements in exchange rates	-	(1)	-	-	33	32
As of December 31, 2020	-	12,449	19,999	-	2,035	34,483
Amortization	-	2,913	7,381	-	122	10,416
Impairment	3,081	-	1,596	-	947	5,624
Disposals	-	-	-	-	(223)	(223)
Effect of movements in exchange rates	-	-	(169)	-	12	(157)
As of December 31, 2021	3,081	15,362	28,807	-	2,893	50,142

Net book value as of December 31, 2020	424,961	28,283	10,658	70,600	2,413	536,915
Net book value as of December 31, 2021	430,378	25,370	6,472	70,600	1,185	534,005

Disclosure of intangible assets with indefinite and definite useful life [text block]
		Customer			Other intangible
	Goodwill	relationships	Technology	Trademarks	assets
Useful life	Indefinite	Up to 15 years	Up to 5 years	Indefinite	Up to 5 years
Amortization method		Straight-line	Straight-line		Straight-line

Disclosure of reconciliation of changes in goodwill [text block]
[US$ thousands]	Browser and news	Other	Total
Carrying amount as of January 1, 2020	421,578	-	421,578
Addition from business combination (Note 3)	-	2,998	2,998
Effect of movements in exchange rates	-	385	385
Carrying amount as of December 31, 2020	421,578	3,383	424,961
Addition from business combination (Note 3)	8,792	-	8,792
Effect of movements in exchange rates	8	(302)	(294)
Impairment	-	(3,081)	(3,081)
Carrying amount as of December 31, 2021	430,378	-	430,378